Debt - Euro Term Loans - Narrative (Details) € in Millions		1 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jul. 31, 2021 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 21, 2021 EUR (€) facility
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt				$ 10,000,000
Term Loan Facilities Due In 2023 | Term loan
Debt Instrument [Line Items]
Principal | €			€ 860
Amended Term Loan Facilities Due In 2027 | Term loan
Debt Instrument [Line Items]
Number of term loan facilities | facility						2
Principal | €			€ 1,000			€ 500
Interest rate increase (as a percent)			0.35%
Interest rate maximum increase (as a percent)			0.075%
Interest rate maximum decrease (as a percent)			0.075%
Long-term debt current maturities transferred to long-term debt | €			€ 320
Amended Term Loan Facilities Due In 2027 | Term loan | International Game Technology PLC
Debt Instrument [Line Items]
Principal | €			500
Amended Term Loan Facilities Due In 2027 | Term loan | IGT Lottery Holdings B.V.
Debt Instrument [Line Items]
Principal | €			€ 500
Euro Term Loan Facilities due January 2027 | Term loan
Debt Instrument [Line Items]
Principal				$ 1,067,000,000	$ 1,133,000,000
Effective interest rate (as a percent)				2.15%	2.11%
Annual permitted acquisition limit (as a percent)		10.00%
Lifetime permitted acquisition limit		$ 2,250,000,000
Euro Term Loan Facilities due January 2027 | Term loan | Minimum
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears				1 month
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms	$ 300,000,000	400,000,000
Euro Term Loan Facilities due January 2027 | Term loan | Maximum
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears				6 months
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms		$ 550,000,000
Annual permitted acquisition limit (as a percent)		15.00%
Lifetime permitted acquisition limit		$ 2,500,000,000